Schedule of significant data included in model (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Grant date	Total
Base price - weighted average share in the period of measurement of the grant	$ 8.10
Ranges Of Exercise Prices For Outstanding Share Options 6 [Member]
IfrsStatementLineItems [Line Items]
Grant date	2011 Grant
Base price - weighted average share in the period of measurement of the grant	$ 8.84
Volatility	51.73%
Expected useful life of the option	6 years
Ranges Of Exercise Prices For Outstanding Share Options 6 [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
IfrsStatementLineItems [Line Items]
Annual interest rate without risk	11.94%
Ranges Of Exercise Prices For Outstanding Share Options 6 [Member] | Ranges Of Exercise Prices For Outstanding Share Options 1 [Member]
IfrsStatementLineItems [Line Items]
Annual interest rate without risk	11.73%
Ranges Of Exercise Prices For Outstanding Share Options 5 [Member]
IfrsStatementLineItems [Line Items]
Grant date	2012 Grant
Base price - weighted average share in the period of measurement of the grant	$ 8.96
Volatility	50.46%
Expected useful life of the option	6 years
Ranges Of Exercise Prices For Outstanding Share Options 8 [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
IfrsStatementLineItems [Line Items]
Annual interest rate without risk	8.89%
Ranges Of Exercise Prices For Outstanding Share Options 23 [Member]
IfrsStatementLineItems [Line Items]
Grant date	2013 Grant
Base price - weighted average share in the period of measurement of the grant	$ 8.13
Volatility	48.45%
Expected useful life of the option	6 years
Ranges Of Exercise Prices For Outstanding Share Options 23 [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
IfrsStatementLineItems [Line Items]
Annual interest rate without risk	10.66%
Ranges Of Exercise Prices For Outstanding Share Options 34 [Member]
IfrsStatementLineItems [Line Items]
Grant date	2014 Grant
Base price - weighted average share in the period of measurement of the grant	$ 8.13
Ranges Of Exercise Prices For Outstanding Share Options Six [Member]
IfrsStatementLineItems [Line Items]
Base price - weighted average share in the period of measurement of the grant	$ 13.42
Volatility	44.60%
Expected useful life of the option	6 years
Ranges Of Exercise Prices For Outstanding Share Options Six [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
IfrsStatementLineItems [Line Items]
Annual interest rate without risk	10.66%
Ranges Of Exercise Prices For Outstanding Share Options 2 [Member]
IfrsStatementLineItems [Line Items]
Grant date	2015 Grant
Base price - weighted average share in the period of measurement of the grant	$ 8.45
Volatility	35.50%
Expected useful life of the option	6 years
Ranges Of Exercise Prices For Outstanding Share Options 2 [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
IfrsStatementLineItems [Line Items]
Annual interest rate without risk	16.10%
Ranges Of Exercise Prices For Outstanding Share Options 1 [Member]
IfrsStatementLineItems [Line Items]
Grant date	2016 Grant
Base price - weighted average share in the period of measurement of the grant	$ 8.10
Volatility	36.70%
Expected useful life of the option	6 years